Schedule of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net (loss)					$ (28,100,245)	$ (6,289,205)
Denominator for basic earnings per share - Weighted-average common shares issued and outstanding during the period					16,603,788	7,325,708
Denominator for diluted earnings per share	21,530,012	19,821,999	22,191,644	14,151,337	16,603,788	7,325,708
Basic (loss) per share	$ (0.10)	$ (0.24)	$ (0.30)	$ (0.79)	$ (1.69)	$ (0.86)
Diluted (loss) per share	$ (0.10)	$ (0.24)	$ (0.30)	$ (0.79)	$ (1.69)	$ (0.86)
Net (loss)	$ (2,332,426)	$ (4,808,430)	$ (6,692,957)	$ (11,155,267)	$ (28,100,245)	$ (6,289,205)
Denominator for basic earnings per share - Weighted- average common shares issued and outstanding during the period	21,530,012	19,821,999	22,191,644	14,151,337	16,603,788	7,325,708